Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of effective income tax rate reconciliation [Abstract]
China Statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	(1.70%)	(6.30%)	(7.70%)
Change of valuation allowance	(24.20%)	(14.90%)	(13.40%)
Non-deductible expenses-permanent difference	(0.20%)	(0.30%)	(1.00%)
Effective tax rate	(1.20%)	3.50%	2.90%